GENERAL (Tables)	12 Months Ended
Dec. 31, 2013
GENERAL [Abstract]
Schedule of Purchase Price

Cash	$2,560
Warrants *)	1,500

Total purchase price	$4,060

*)
Represents the fair value of 898,204 warrants to purchase the shares of Magal, granted upon consummation of the acquisition. The fair value of these options was determined using a Binomial valuation model with the following assumptions: Contractual term of 6-7 years, risk-free interest rate of 1.78%-3.65%, expected volatility of 44.59%-57.31% and no dividend yield.

Schedule of Assets Acquired and Liabilities Assumed
Net assets (liabilities) (including cash of $167)	$(112)
Intangible assets	1,166
Deferred tax liabilities	(175)
Goodwill	3,181

Total purchase price	$4,060

Schedule of Intangible Assets
Fair value

Technology	$457
Customer relationships	386
Backlog	323

Total purchase price	$1,166

Schedule of Revenue and Net Earnings
Year ended December 31,
2013

Revenues	$1,638

Net loss	$(703)
Unaudited pro forma condensed results of operations:
Schedule of Unaudited Pro Forma Results
	Year ended December 31,
	2012	2013
	Unaudited

Revenues	$79,501	$51,527

Net income (loss)	$3,565	$(4,378)

Basic and diluted income (loss) per share	$0.22	$(0.27)